Revenue from Contracts with Customers - Schedule of Disaggregated by Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue service line:
Total revenue	$ 348,688		$ 20,815,955
Renewable diesel products [Member]
Revenue service line:
Total revenue	82,107		11,271,665
Renewable diesel environmental credits [Member]
Revenue service line:
Total revenue	97,301		9,412,944
Naphtha product sales [Member]
Revenue service line:
Total revenue	$ 169,280		$ 131,346